SUPPLEMENTAL CASH FLOW INFORMATION - Changes in non-cash operating working capital items (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash Flow Statement [Abstract]
Accounts receivable, excluding financing receivables	$ (540)	$ (396)
Financing receivables	(115)	(318)
Contract assets	16	7
Inventories	102	(185)
Other current assets	(64)	146
Accounts payable and accrued liabilities	(21)	(209)
Contract and other liabilities	30	79
Total change in net operating assets and liabilities	(592)	(876)
Capital expenditures before proceeds on disposition	3,863	4,100
Proceeds on disposition	(156)	(59)
Capital expenditures	$ 3,707	$ 4,041